Supplemental Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Interest received	$ 129	$ 221
Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties	368	369
Capitalization of depreciation to mineral properties	375	265
Capitalization of re-estimation of decommissioning and rehabilitation provision	163	37
Issuance of shares related to acquistion of subsidiary	416	0
Increase in non-cash working capital related to:
Mining operations properties	6	(23)
Exploration and evaluation properties	$ 305	$ (1,130)